FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2013
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$698,307	$—	$—	$698,307
Commercial paper	—	12,000	—	12,000
Time deposits	—	32,325	—	32,325
Marketable securities:
Corporate debt security	—	1,008	—	1,008
Equity securities	4,996	—	—	4,996
Long-term investments:
Auction rate security	—	—	8,920	8,920
Marketable equity securities	11,711	—	—	11,711
Total	$715,014	$45,333	$8,920	$769,267

Liabilities:
Contingent consideration arrangement	$—	$—	$(43,625)	$(43,625)

	December 31, 2012
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$545,290	$—	$—	$545,290
Time deposits	—	11,994	—	11,994
Marketable securities:
Corporate debt securities	—	13,627	—	13,627
Equity security	6,977	—	—	6,977
Long-term investments:
Auction rate security	—	—	8,100	8,100
Marketable equity securities	31,244	—	—	31,244
Total	$583,511	$25,621	$8,100	$617,232

Schedule of changes in assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2013		December 31, 2012
	Auction Rate Security	Contingent Consideration Arrangement	Auction Rate Security	Contingent Consideration Arrangement
	(In thousands)
Balance at January 1	$8,100	$—	$5,870	$(10,000)
Total net gains (losses):
Included in earnings (unrealized)	—	(343)	—	—
Included in other comprehensive income (loss)	820	(2,445)	2,230	—
Fair value at date of acquisition	—	(40,837)	—	—
Settlements	—	—	—	10,000
Balance at December 31	$8,920	$(43,625)	$8,100	$—

Fair Value, by Balance Sheet Grouping
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$—	$—	$(15,844)	$(15,875)
Long-term debt, net of current maturities	(1,080,000)	(1,058,396)	(580,000)	(581,994)